Summary of Significant Accounting Policies - Summary of Sponsorship Funding Payments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Balance at Beginning	$ 3,493	$ 0
Amounts incurred	1,210	3,527
Recorded sponsor funding reduction	(844)	(34)
Balance at Ending	$ 3,859	$ 3,493